CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 58,449	$ 118,661
Restricted bank deposits		224
Marketable Securities - short term	19,586
Accounts receivable (net of allowance for credit losses of $77 and $85 at December 31, 2019 and December 31, 2020, respectively)	16,674	16,222
Prepaid expenses and other current assets	7,159	4,773
Total current assets	101,868	139,880
NON CURRENT ASSETS:
Long-term restricted bank deposits	3,268	2,844
Marketable Securities - long term	22,705
Property and equipment, net	4,502	4,177
Operating lease assets	18,802	20,958
Deferred costs	6,348	5,640
Deferred tax assets	1,346	1,659
Other non-current assets	1,512	1,574
Total non-current assets	58,483	36,852
Total assets	160,351	176,732
CURRENT LIABILITIES:
Trade payables	4,147	4,394
Employee and payroll accrued expenses	17,985	15,422
Other accounts payables	578	1,568
Operating lease liabilities - current	3,185	2,533
Deferred revenues	24,940	22,725
Total current liabilities	50,835	46,642
NON-CURRENT LIABILITIES:
Long-term deferred revenues	12,815	12,838
Non-Current operating lease liabilities	20,240	22,000
Other non-current liabilities	1,282	930
Total non-current liabilities	34,337	35,768
Total liabilities	85,172	82,410
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.015 par value; 150,000,000 shares authorized at December 31, 2019 and December 31, 2020; 35,230,253 and 35,972,470 shares issued and outstanding at December 31, 2019 and December 31, 2020, respectively	148	145
Additional paid-in capital	178,864	162,609
Accumulated other comprehensive income	5
Accumulated deficit	(103,838)	(68,432)
TOTAL SHAREHOLDERS' EQUITY	75,179	94,322
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 160,351	$ 176,732